Disclosures About Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of The Company's Financial Instruments Whose Carrying Amount Did Not Equal Fair Value

	December 31, 2011		December 31, 2010
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Junior subordinated debentures	$311.5	$250.8	$311.5	$238.6

Other indebtedness:
Floating rate loan stock	64.7	46.8	64.2	44.3
Note payable	0.8	0.6	0.8	0.5

	$377.0	$298.2	$376.5	$283.4